Exhibit 99.2

Ford Credit Auto Lease Trust 2011-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 30, 2013

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30, 2013, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2013, leases with a total base residual value of $ 8,150,163.68 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2013. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2013
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2013 -	June	$366,754,239.96
	July	$347,064,567.31	$7,751,058.75	14.06%	$13,668,567.80	4.21%
	August	$332,012,058.41	$7,485,102.89	13.58%	$9,241,580.86	2.85%
	September	$313,918,066.63	$7,147,681.40	12.97%	$12,547,442.30	3.86%
	October	$295,246,095.53	$6,780,267.97	12.30%	$13,405,288.45	4.13%
	November	$277,238,431.06	$6,421,740.56	11.65%	$13,008,721.10	4.00%
	December	$258,857,335.72	$6,066,845.77	11.01%	$13,649,956.12	4.20%
2014-	January	$221,834,710.73	$5,264,683.12	9.55%	$33,004,660.99	10.16%
	February	$151,882,347.80	$3,676,342.26	6.67%	$67,344,176.67	20.73%
	March	$83,584,767.67	$2,108,177.15	3.83%	$66,920,602.30	20.60%
	April	$63,107,253.69	$1,611,315.72	2.92%	$19,268,657.05	5.93%
	May	$28,768,030.51	$745,487.19	1.35%	$33,897,576.29	10.44%
	June	$706,512.31	$19,733.65	0.04%	$28,180,301.08	8.68%
	July	$187,045.16	$5,881.71	0.01%	$517,147.25	0.16%
	August	$182,190.13	$5,881.71	0.01%	$0.00	0.00%
	September	$160,044.48	$5,355.36	0.01%	$17,789.00	0.01%
	October	$143,986.11	$5,014.26	0.01%	$11,932.00	0.00%
	November	$130,473.23	$4,545.01	0.01%	$9,774.00	0.00%
	December	$100,908.30	$3,694.33	0.01%	$26,607.20	0.01%
2015-	January	$56,708.01	$2,334.60	0.00%	$42,434.60	0.01%
	February	$12,645.77	$337.38	0.00%	$44,040.50	0.01%
	March	$0.00	$0.00	0.00%	$12,709.00	0.00%

Total			$55,111,480.79	100.00%	$324,819,964.56	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$379,931,445.35

Ford Credit Auto Lease Trust 2011-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types defined in Annex B of the Prospectus Supplement.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
April 2013	CUV	396	65.78%	$3,588	8.90%	18.07%
	Car	956	77.66%	$(898)	(3.01)%	(5.45)%
	SUV	264	61.25%	$1,793	5.84%	11.45%
	Truck	55	39.57%	$4,453	10.70%	20.08%
	Total/Average	1,671	69.54%	$766	2.33%	4.42%
May 2013	CUV	220	57.59%	$3,187	7.76%	17.22%
	Car	491	74.39%	$(452)	(1.45)%	(2.86)%
	SUV	166	60.36%	$2,954	9.02%	20.00%
	Truck	37	34.91%	$4,245	10.72%	20.81%
	Total/Average	914	64.23%	$1,233	3.61%	7.49%
June 2013	CUV	185	54.90%	$3,568	8.59%	20.12%
	Car	313	69.71%	$451	1.46%	3.10%
	SUV	102	44.93%	$3,678	10.36%	24.94%
	Truck	34	36.17%	$6,164	15.36%	33.82%
	Total/Average	634	57.27%	$2,186	6.20%	13.93%